Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000015151 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class I Shares
Trading Symbol	FARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$50	0.93%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 820,590,894
Holdings Count | Holding	67
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

Holdings [Text Block]

C000126484 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class R6 Shares
Trading Symbol	FREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$39	0.72%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[2]
Net Assets	$ 820,590,894
Holdings Count | Holding	67
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

Holdings [Text Block]

C000015149 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class C Shares
Trading Symbol	FRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/ mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/ mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$104	1.93%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.93%	[3]
Net Assets	$ 820,590,894
Holdings Count | Holding	67
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

Holdings [Text Block]

C000015147 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Estate Securities Fund
Class Name	Class A Shares
Trading Symbol	FREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Estate Securities Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	1.18%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%	[4]
Net Assets	$ 820,590,894
Holdings Count | Holding	67
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$820,590,894

Total number of portfolio holdings	67

Portfolio turnover (%)	39%

Holdings [Text Block]

C000056118 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	FGIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$64	1.20%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%	[5]
Net Assets	$ 570,843,093
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

Holdings [Text Block]

C000070757 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class C Shares
Trading Symbol	FGNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$104	1.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.95%	[6]
Net Assets	$ 570,843,093
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

Holdings [Text Block]

C000171406 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class R6 Shares
Trading Symbol	FGIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$47	0.88%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[7]
Net Assets	$ 570,843,093
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

Holdings [Text Block]

C000056119 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	Class I Shares
Trading Symbol	FGIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Global Infrastructure Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$51	0.95%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%	[8]
Net Assets	$ 570,843,093
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

Holdings [Text Block]

C000275827 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Global Infrastructure Fund
Class Name	ETF Class Shares
Trading Symbol	NGIF
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ETF Class Shares of the Nuveen Global Infrastructure Fund for the period of June 2, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

ETF Class Shares	$44	0.86%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[9]
Net Assets	$ 570,843,093
Holdings Count | Holding	68
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$570,843,093

Total number of portfolio holdings	68

Portfolio turnover (%)	47%

Holdings [Text Block]

C000104368 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class I Shares
Trading Symbol	NRIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class I Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$47	0.91%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.91%	[10]
Net Assets	$ 1,208,208,336
Holdings Count | Holding	458
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

Holdings [Text Block]

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

C000171407 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class R6 Shares
Trading Symbol	NRIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class R6 Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class R6 Shares	$41	0.80%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[11]
Net Assets	$ 1,208,208,336
Holdings Count | Holding	458
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

Holdings [Text Block]

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

C000104366 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class C Shares
Trading Symbol	NRICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class C Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$98	1.91%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.91%	[12]
Net Assets	$ 1,208,208,336
Holdings Count | Holding	458
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

Holdings [Text Block]

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

C000104365 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Real Asset Income Fund
Class Name	Class A Shares
Trading Symbol	NRIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Class A Shares of the Nuveen Real Asset Income Fund for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/mutual-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/mutual-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$60	1.16%
*	Annualized for period less than one year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[13]
Net Assets	$ 1,208,208,336
Holdings Count | Holding	458
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of June 30, 2026)

Fund net assets	$1,208,208,336

Total number of portfolio holdings	458

Portfolio turnover (%)	40%

Holdings [Text Block]

(1)	Includes 14.8% of $1,000 Par Preferred and/or Contingent Capital Securities.

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.
[11]	Annualized for period less than one year.
[12]	Annualized for period less than one year.
[13]	Annualized for period less than one year.